Capital Stock (Details)		6 Months Ended		12 Months Ended
	Nov. 17, 2023 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares
Capital Stock [Line Items]
Number of shares				1
Unit contains warrant				1
Warrant exercisable				1
Warrant exercise price per share (in Dollars per share) | $ / shares				$ 2
Warrant issuance date				5 years
Common stock, shares issued		13,608,173		13,113,173
Aggregate value of vested common shares (in Dollars) | $		$ 422,140
Number of stock options, granted		1,030,000		1,030,000
Aggregate intrinsic value (in Dollars) | $
Unrecognized compensation cost (in Dollars) | $		$ 24,646		$ 32,861
Recognized term		1 year 9 months
Share based awards granted fair value					300,000
Fair value price per share (in Dollars per share) | $ / shares		$ 0.54			$ 1.63
Percentage of consulting services					50.00%
Number of remaining shares		75,000
Aggregate of granted shares		440,000
Total investment (in Dollars) | $	$ 7,500,000
Number of subscribe units	900
Issued contributing value (in Dollars) | $	$ 3,762,395		$ 800,000
Total ownership value (in Dollars) | $		$ 7,500,000
Investment was diluted (in Dollars) | $		3,750,000
Actual contributions (in Dollars) | $		$ 762,346
Consultant [Member]
Capital Stock [Line Items]
Fair value price per share (in Dollars per share) | $ / shares				$ 0.84
Shares granted				150,000	150,000
Awards granted				150,000
Officer [Member]
Capital Stock [Line Items]
Units issued		220,000
Issued shares				440,000
SouthGilmore [Member]
Capital Stock [Line Items]
Issued contributing value (in Dollars) | $	$ 3,750,000
Common Stock [Member]
Capital Stock [Line Items]
Units issued			400,000
Issued contributing value (in Dollars) | $			$ 635
Common Stock [Member] | Director [Member]
Capital Stock [Line Items]
Common stock, shares issued		495,000		715,000
Share-Based Payment Arrangement [Member]
Capital Stock [Line Items]
Aggregate value of vested common shares (in Dollars) | $				$ 834,399
Issued shares				75,000
Share-Based Awards [Member]
Capital Stock [Line Items]
Fair value price per share (in Dollars per share) | $ / shares				$ 1.16
Awards granted				440,000
Share-Based Awards [Member] | Officer [Member]
Capital Stock [Line Items]
Issued shares		220,000
Performance Shares [Member]
Capital Stock [Line Items]
Aggregate of granted shares		200,000
Minimum [Member]
Capital Stock [Line Items]
Recognized term				3 months
Number of subscribe units	600
Issued contributing value (in Dollars) | $	$ 3,750,000
Maximum [Member]
Capital Stock [Line Items]
Recognized term				2 years 3 months
Number of subscribe units	1,500
Issued contributing value (in Dollars) | $	$ 3,737,727
Gilmore [Member]
Capital Stock [Line Items]
Owned percent	100.00%
SouthGilmore [Member]
Capital Stock [Line Items]
Owned percent	40.00%	40.00%
Investment in Subsidiary [Member]
Capital Stock [Line Items]
Owned percent		40.00%
NCI’s [Member]
Capital Stock [Line Items]
Owned percent		10.00%
Private Placement [Member]
Capital Stock [Line Items]
Units issued				400,000
Price per share (in Dollars per share) | $ / shares				$ 2
Total gross proceeds (in Dollars) | $				$ 800,000